Other Receivables and Other Income (Tables)	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Other Receivables and Other Income [Table Text Block]
(a)	Other Receivables

	September 30	September 30
	2011	2012
	Restated	Restated
	Note 3	Note 3
Due from investee corporations	$61	$3
Due from vendors for agency services	11,143	12,332
Other	2,052	7,606
	$13,256	$19,941

Long term portion:
Other	681	460
	$12,575	$19,481

Other Income [Table Text Block]
b)	Other Income

	September 30	September 30	September 30
	2010	2011	2012
Agency fee income	$36,706	$46,809	$39,847
Other income	13,153	6,467	9,571
	$49,859	$53,276	$49,418